SUMMARY OF CHANGES IN WARRANTS (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of fair value measurement of equity [abstract]
Number of warrants beginning balance | shares	18,743,226	20,704,664	13,852,264
Weighted average exercise price, warrants beginning balance | $ / shares	$ 0.16	$ 0.24	$ 0.28
Number of warrants issued | shares	16,274,000	6,485,000	6,852,400
Weighted average exercise price, warrants issued | $ / shares	$ 0.22	$ 0.15	$ 0.15
Number of warrants exercised | shares	(10,058,660)
Weighted average exercise price, warrants exercised | $ / shares	$ 0.16
Number of warrants expired | shares	(6,177,500)	(8,446,438)
Weighted average exercise price, warrants expired | $ / shares	$ 0.15	$ 0.33
Number of warrants ending balance | shares	18,781,066	18,743,226	20,704,664
Weighted average exercise price, warrants ending balance | $ / shares	$ 0.21	$ 0.16	$ 0.24